Restructuring Costs - Schedule of Carrying Amount of Accrual for Restructuring Plans (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2017 USD ($)
Restructuring And Related Activities [Abstract]
Impairment of cumulative currency translation	$ 12.4